UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177439
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 18	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 652	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
July 13, 2015

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on July 13, 2015 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated July 13, 2015
to the following prospectus(es):
Nationwide DestinationSM [B] 2.0 prospectus dated May 1, 2015
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following changes are made to Nationwide DestinationSM [B] 2.0:
1.	For contracts with applications signed on or after August 1, 2015, the Lifetime Withdrawal Percentages are increased for the 7% Nationwide Lifetime Income Rider.
2.	For contracts with applications signed on or after August 1, 2015, the Lifetime Withdrawal Percentages and Attained Age Lifetime Withdrawal Percentages are increased for the Nationwide Lifetime Income Capture Option.
3.	For contracts with applications signed on or after August 1, 2015, the Lifetime Withdrawal Percentages are increased for the Joint Option for the 7% Nationwide Lifetime Income Rider.
4.	For contracts with applications signed on or after August 1, 2015, the Lifetime Withdrawal Percentages and Attained Age Lifetime Withdrawal Percentages are increased for the Joint Option for the Nationwide Lifetime Income Capture Option.
Accordingly, the following changes apply to your prospectus:
1.	The second and third paragraphs of the “Lifetime Withdrawals” subsection of the “7% Nationwide Lifetime Income Rider” section are deleted in their entirety and replaced with the following:
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts with applications signed on or after August 1, 2015, the Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.15%	4.15%	5.15%	5.65%	6.15%
For contracts with applications signed before August 1, 2015, the Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
2.	The second and third paragraphs of the “Lifetime Withdrawals” subsection of the “Nationwide Lifetime Income Capture Option” section are deleted in their entirety and replaced with the following:
At the time of the first Lifetime Withdrawal, the Roll-up and Roll-up Value terminate and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity or due to an automatic reset (both discussed later in this provision), submits additional purchase payments, or based upon the Attained Age Income Benefit Base calculation (discussed later in this provision). As long as the Nationwide Lifetime Income Capture option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal as indicated in the following tables.
PRO-0050-8
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For contracts with applications signed on or after August 1, 2015, the Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.15%	4.15%	5.15%	5.65%	6.15%
For contracts with applications signed before August 1, 2015, the Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	5.50%	6.00%
3.	The ninth paragraph of the “Lifetime Withdrawals” subsection of the “Nationwide Lifetime Income Capture Option” section is deleted in its entirety and replaced with the following:
The Attained Age Lifetime Withdrawal Percentage (which does not remain the same) is determined based on the age of the Contract Owner on the Option Anniversary as indicated in the following tables.
For contracts with applications signed on or after August 1, 2015, the Attained Age Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (on the Option Anniversary)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Attained Age Lifetime Withdrawal Percentage	3.15%	4.15%	5.15%	5.65%	6.15%
For contracts with applications signed before August 1, 2015, the Attained Age Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (on the Option Anniversary)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Attained Age Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	5.50%	6.00%
4.	The second, third, and fourth paragraphs of the “Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)” section are deleted in their entirety and replaced with the following:
The charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider as indicated in the following tables.
For contracts with applications signed on or after August 1, 2015, if the Joint Option is elected the Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.90%	4.90%	5.40%	5.90%
For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), and for contracts with applications signed before August 1, 2015, if the Joint Option is elected the Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.75%	4.75%	5.75%
PRO-0050-8
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For contracts issued before January 14, 2013, or the date of state approval (whichever is later), if the Joint Option is elected the Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.50%	4.50%	5.50%
5.	The fourth, fifth, and sixth paragraphs of the “Joint Option for the Nationwide Lifetime Income Capture Option” section are deleted in their entirety and replaced with the following:
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Capture option as indicated in the following tables.
For contracts with applications signed on or after August 1, 2015, if the Joint Option is elected the Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.90%	4.90%	5.40%	5.90%
For contracts with applications signed before August 1, 2015, if the Joint Option is elected the Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.75%	4.75%	5.25%	5.75%
If the Contract Owner elects the Joint Option, the Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
If the Contract Owner elects the Joint Option, Nationwide will also reduce the Attained Age Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Capture option as indicated in the following tables.
For contracts with applications signed on or after August 1, 2015, if the Joint Option is elected the Attained Age Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (on the Option Anniversary)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Attained Age Lifetime Withdrawal Percentage	3.00%	3.90%	4.90%	5.40%	5.90%
For contracts with applications signed before August 1, 2015, if the Joint Option is elected the Attained Age Lifetime Withdrawal Percentages are as follows:
Contract Owner’s Age (on the Option Anniversary)	45 up to 59½	59½ through 64	65 through 74	75 through 80	81 and older
Attained Age Lifetime Withdrawal Percentage	3.00%	3.75%	4.75%	5.25%	5.75%
PRO-0050-8
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Incorporation by Reference
The prospectus supplements dated May 14, 2015 and June 29, 2015, and the prospectus and statement of additional information and Part C that were effective May 1, 2015, previously filed with the Commission under SEC file No. 333-177439, are hereby incorporated by reference and made a part of this registration statement.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on July 10, 2015.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on July 10, 2015.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact